Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies [Abstract]
Information About ExplanationOf Not Applied New Standards Or Interpretations [Text Block]
These standards are required to be applied by the following dates:

New Standards, Improvements, Amendments and Interpretations		Mandatory for years beginning in:
Amendments to IFRS 2	Classification and Measurement of Share-based Payment Transactions.	January, 1, 2018
IFRIC Interpretation 22	Foreign Currency Transactions and Advance Consideration.	January, 1, 2018
Amendments to IAS 40	Transfers of Investment Property.	January, 1, 2018
Improvement to IAS 28	Investment in Associates and Joint Ventures: Measuring an associate or joint venture at fair value.	January, 1, 2018
IFRS 9	Financial Instruments.	January, 1, 2018
IFRS 15	Revenue fro Contracts with Customers.	January, 1, 2018
Amendments to IFRS 15	Clarifications to IFRS 15 Revenue fro Contracts with Customers.	January, 1, 2018
IFRS 16	Leases.	January, 1, 2019
IFRC 23	Uncertainty over Income Tax Treatments.	January, 1, 2019
Amendments to IFRS 9	Financial Instruments.	January, 1, 2019
Amendments to IAS 28	Investment in Associates and Joint Ventures	January, 1, 2019
Amendments to IFRS 3	Business combination.	January, 1, 2019
Amendments to IFRS 11	Joint arrangements.	January, 1, 2019
Amendments to IAS 12	Income taxes.	January, 1, 2019
Amendments to IAS 23	Borrowing costs.	January, 1, 2019

Exchange Rates Of Foreign Currencies Used For Financial Statements [Text Block]
The exchange rates of the primary foreign currencies and adjustment units used in the preparation of the consolidated financial statements as of December 31, 2017, 2016 and 2015 are detailed as follows:

Chilan Pesos as pero unit of foreign currency or adjustable unit		As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
		Ch$	Ch$	Ch$
Foreign currencies
US Dollar	USD	614.75	669.47	710.16
Euros	EUR	739.15	705.60	774.61
Argentine Peso	ARS	32.96	42.13	54.46
Uruguayan Peso	UYU	21.34	22.82	23.71
Canadian Dollar	CAD	491.05	498.38	511.50
Sterling Pound	GBP	832.09	826.10	1,053.02
Paraguayan Guarani	PYG	0.11	0.12	0.12
Bolivians	BS	89.61	97.59	103.67
Colombian Peso	COP	0.21	0.22	0.22
Adjustment Units
Unidad de fomento (*)	UF	26,798.14	26,347.98	25,629.09

(*) The Unidad de Fomento (UF) is a Chilean inflation-indexed, peso-denominated monetary unit. The UF rate is set daily in advance based on changes in the previous month´s inflation rate.

Useful lives or depreciation rates, property, plant and equipment [Text Block]
The estimated useful lives of property, plant and equipment are detailed as follows:

Type of Assets	Number of years
Land	Indefinite
Buildings and Constructions	20 to 60
Machinery and equipment	10 to 25
Fumiture and accesories	5 to 10
Other equipment (coolers and mayolicas)	5 to 8
Glass containers, and plastic containers	3 to 12
Vines in production	30